UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number	811-21219
Eaton Vance Insured Municipal Bond Fund II
(Exact Name of Registrant as Specified in Charter)
The Eaton Vance Building, 255 State Street, Boston, Massachusetts	02109
(Address of Principal Executive Offices)	(Zip code)
Alan R. Dynner, Esq. Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and Address of Agent for Services)
Registrant’s Telephone Number, Including Area Code:	(617) 482-8260
Date of Fiscal Year End:	September 30
Date of Reporting Period:	December 31, 2006

Item 1. Schedule of Investments

Eaton Vance Insured Municipal Bond Fund II                                                                       as of December 31, 2006

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 177.6%

Principal Amount (000’s omitted)	Security	Value
Electric Utilities — 1.0%
$1,600	Sabine River Authority, TX, (TXU Energy Co. LLC), 5.20%, 5/1/28	$1,660,144
		$1,660,144
Escrowed / Prerefunded — 1.9%
$1,250	Capital Trust Agency, FL, (Seminole Tribe Convention), Prerefunded to 10/1/12, 8.95%, 10/1/33 (1)	$1,536,237
1,000	Highlands County, FL, Health Facilities Authority, (Adventist Health System), 5.375%, 11/15/35	1,099,260
390	New York City, NY, Prerefunded to 1/15/13, 5.25%, 1/15/33	423,895
		$3,059,392
General Obligations — 6.9%
$4,500	California, 5.25%, 4/1/30	$4,743,225
2,215	California, 5.50%, 11/1/33	2,428,615
3,610	New York City, NY, 5.25%, 1/15/33	3,825,228
		$10,997,068
Hospital — 9.4%
$1,275	Brevard County, FL, Health Facilities Authority, (Health First, Inc.), 5.00%, 4/1/36	$1,319,319
3,335	California Health Facilities Financing Authority, (Cedars-Sinai Medical Center), 5.00%, 11/15/34	3,469,634
400	Camden County, NJ, Improvement Authority, (Cooper Health System), 5.00%, 2/15/25	412,508
900	Camden County, NJ, Improvement Authority, (Cooper Health System), 5.00%, 2/15/35	919,485
750	Camden County, NJ, Improvement Authority, (Cooper Health System), 5.25%, 2/15/27	787,117
380	Cuyahoga County, OH, (Cleveland Clinic Health System), 5.50%, 1/1/29	407,979
500	Hawaii Department of Budget and Finance, (Hawaii Pacific Health), 5.60%, 7/1/33	527,580
2,255	Knox County, TN, Health Educational & Housing Facilities Board, (Covenant Health), 0.00%, 1/1/38	481,826
5,000	Knox County, TN, Health Educational & Housing Facilities Board, (Covenant Health), 0.00%, 1/1/39	1,014,300
1,000	Lehigh County, PA, General Purpose Authority, (Lehigh Valley Health Network), 5.25%, 7/1/32	1,057,780
4,500	South Miami, FL, Health Facility Authority, (Baptist Health), 5.25%, 11/15/33	4,713,210
		$15,110,738

Insured-Electric Utilities — 18.8%
$1,000	Burlington, KS, PCR, (Kansas Gas & Electric Co.), (MBIA), 5.30%, 6/1/31	$1,075,100
22,685	Chelan County, WA, Public Utility District No. 1, (Columbia River), (MBIA), 0.00%, 6/1/23	11,117,918
3,900	Jacksonville, FL, Electric Authority, Electric System Revenue, (FSA), 5.00%, 10/1/34	4,004,676
11,505	Long Island Power Authority, NY, Electric Systems Revenue, (FGIC), 5.00%, 12/1/23 (2)(3)	12,321,126
1,500	Municipal Energy Agency, NE, (Power Supply System), (FSA), 5.00%, 4/1/36	1,579,650
		$30,098,470
Insured-General Obligations — 28.1%
$1,600	Alvin, TX, Independent School District, (MBIA), 3.25%, 2/15/27	$1,343,568
2,550	Butler County, KS, Unified School District No. 394, (FSA), 3.50%, 9/1/24	2,306,526
4,915	California, (XLCA), 5.00%, 10/1/28 (2)(3)	5,128,135
12,165	Chabot-Las Positas, CA, Community College District, (AMBAC), 0.00%, 8/1/43	1,997,250
1,515	Chicago, IL, (MBIA), 5.00%, 1/1/42	1,571,828
17,000	Coast Community College District, CA, (Election of 2002), (FSA), 0.00%, 8/1/33	4,350,640
4,830	King County, WA, (MBIA), 5.25%, 1/1/34	4,942,539
1,325	North Las Vegas, NV, Wastewater Reclamation System, (MBIA), 4.25%, 10/1/33	1,274,690
6,250	Philadelphia, PA, (FSA), 5.00%, 9/15/31 (2)(3)	6,448,973
770	Phoenix, AZ, (AMBAC), 3.00%, 7/1/28	622,014
5,490	Port Orange, FL, Capital Improvements, (FGIC), 5.00%, 10/1/35	5,767,849
2,360	Texas, (Transportation Commission-Mobility Fund), (FGIC), 4.50%, 4/1/30	2,362,738
2,140	Texas, (Transportation Commission-Mobility Fund), (FGIC), 4.50%, 4/1/35	2,127,995
10,000	Washington, (Motor Vehicle Fuel), (MBIA), 0.00%, 12/1/23	4,827,600
		$45,072,345
Insured-Hospital — 6.6%
$9,000	Maryland Health and Higher Educational Facilities Authority, (Medlantic/Helix Issue), (FSA), 5.25%, 8/15/38 (2)(3)	$10,618,740
		$10,618,740
Insured-Industrial Development Revenue — 1.6%
$2,590	Monroe County, GA, Development Authority, Pollution Control, (Georgia Power Co.), (AMBAC), 4.90%, 7/1/36	$2,652,082
		$2,652,082

Insured-Lease Revenue / Certificates of Participation — 2.8%
$4,250	Massachusetts Development Finance Agency, (MBIA), 5.125%, 2/1/34	$4,466,028
		$4,466,028
Insured-Other Revenue — 1.0%
$1,500	Golden State Tobacco Securitization Corp., CA, (AGC), 5.00%, 6/1/45	$1,570,785
		$1,570,785
Insured-Private Education — 3.7%
$2,500	Massachusetts Development Finance Agency, (Boston University), (XLCA), 6.00%, 5/15/59	$3,202,675
2,500	Massachusetts Development Finance Agency, (Franklin W. Olin College), (XLCA), 5.25%, 7/1/33	2,657,575
		$5,860,250
Insured-Public Education — 5.8%
$3,500	College of Charleston, SC, Academic and Administrative Facilities, (XLCA), 5.125%, 4/1/30	$3,704,505
5,335	University of California, (AMBAC), 5.00%, 9/1/27	5,594,921
		$9,299,426
Insured-Sewer Revenue — 2.4%
$1,100	Marysville, OH, Wastewater Treatment System, (XLCA), 4.75%, 12/1/46	$1,121,868
2,575	Tacoma, WA, Sewer Revenue, (FGIC), 5.00%, 12/1/31	2,670,867
		$3,792,735
Insured-Special Assessment Revenue — 4.3%
$6,500	San Jose, CA, Redevelopment Agency Tax, (MBIA), 5.00%, 8/1/32 (2)(3)	$6,884,179
		$6,884,179
Insured-Special Tax Revenue — 4.3%
$4,000	Metropolitan Pier and Exposition Authority, IL, (McCormick Place Expansion), (MBIA), 5.25%, 6/15/42	$4,283,400
2,500	New York Convention Center Development Corp., Hotel Occupancy Tax, (AMBAC), 4.75%, 11/15/45	2,562,875
		$6,846,275
Insured-Transportation — 31.2%
$1,000	Central, TX, Regional Mobility Authority, (FGIC), 5.00%, 1/1/45	$1,040,460
11,900	E-470 Public Highway Authority, CO, (MBIA), 0.00%, 9/1/22	6,071,737
12,390	E-470 Public Highway Authority, CO, (MBIA), 0.00%, 9/1/24	5,751,562
2,980	Harris County, TX, (MBIA), 4.50%, 8/15/36	2,962,954

$13,885	Nevada Department of Business and Industry, (Las Vegas Monorail -1st Tier), (AMBAC), 0.00%, 1/1/20	$7,933,750
5,000	South Carolina Transportation Infrastructure, (AMBAC), 5.25%, 10/1/31	5,285,650
10,000	Texas Turnpike Authority, (AMBAC), 5.00%, 8/15/42	10,468,200
10,000	Triborough Bridge and Tunnel Authority, NY, (MBIA), 5.00%, 11/15/32	10,556,300
		$50,070,613
Insured-Utilities — 3.9%
$6,000	Philadelphia, Gas Works Revenue, (FSA), 5.00%, 8/1/32	$6,278,820
		$6,278,820
Insured-Water and Sewer — 10.6%
$2,240	Atlanta, GA, Water and Sewer, (FGIC), 5.00%, 11/1/38 (4)	$2,290,915
8,155	Birmingham, AL, Waterworks and Sewer Board, (MBIA), 5.00%, 1/1/37	8,573,188
1,950	New York City, NY, Municipal Water Finance Authority, (Water and Sewer System), (AMBAC), 5.00%, 6/15/38	2,058,888
3,825	Pittsburgh, PA, Water and Sewer Authority, (AMBAC), 5.125%, 12/1/27 (2)(3)	4,034,686
		$16,957,677
Insured-Water Revenue — 31.8%
$4,895	Atlanta, GA, Water and Wastewater, (MBIA), 5.00%, 11/1/39	$5,127,953
7,000	Contra Costa, CA, Water District, (FSA), 5.00%, 10/1/32 (2)(3)	7,370,470
10,350	Detroit, MI, Water Supply System, (MBIA), 5.00%, 7/1/34 (2)(3)	10,808,091
6,500	Los Angeles, CA, Department of Water and Power, Water Revenue, (FGIC), 5.00%, 7/1/43	6,811,805
6,110	Massachusetts Water Resources Authority, (AMBAC), 4.00%, 8/1/40	5,548,797
7,000	Metropolitan Water District, CA, (FGIC), 5.00%, 10/1/36	7,397,670
2,870	San Antonio, TX, Water Revenue, (FGIC), 5.00%, 5/15/23	3,028,223
4,610	Texas Southmost Regional Water Authority, (MBIA), 5.00%, 9/1/32	4,924,817
		$51,017,826
Special Tax Revenue — 1.5%
$750	New Jersey Economic Development Authority, (Cigarette Tax), 5.50%, 6/15/24	$791,063
1,480	New Jersey Economic Development Authority, (Cigarette Tax), 5.75%, 6/15/29	1,602,751
		$2,393,814
Total Tax-Exempt Investments — 177.6% (identified cost $266,186,279)		$284,707,407

Other Assets, Less Liabilities — (23.0)%	$(36,890,453)
Auction Preferred Shares Plus Cumulative Unpaid Dividends — (54.6)%	$(87,511,780)
Net Assets Applicable to Common Shares — 100.0%	$160,305,174

AGC	—	Assured Guaranty Corp.
AMBAC	—	AMBAC Financial Group, Inc.
FGIC	—	Financial Guaranty Insurance Company
FSA	—	Financial Security Assurance, Inc.
MBIA	—	Municipal Bond Insurance Association
XLCA	—	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at December 31, 2006, 88.3% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 0.6% to 33.9% of total investments.

(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2006, the aggregate value of the securities is $1,536,237 or 1.0% of the Fund’s net assets applicable to common shares.

(2)	Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.
(3)	Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund.
(4)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

A summary of financial instruments at December 31, 2006 is as follows:

Futures Contracts

Expiration Date(s)	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation
03/07	394 U.S. Treasury Bond	Short	$(45,025,433)	$(43,906,375)	$1,119,058

Interest Rate Swaps

At December 31, 2006, the Fund had entered into an interest rate swap agreement with Merrill Lynch whereby the Fund makes bi-annual payments at a fixed rate equal to 4.006% on the notional amount of $6,150,000. In exchange the Fund receives bi-annual payments at a rate equal to the USD-BMA-Municipal Swap Index on the same notional amount. The effective date of the interest rate swap is August 7, 2007.

The value of the contract, which terminates on August 7, 2037, is recorded as a receivable for open swap contracts of $21,820 on December 31, 2006.

At December 31, 2006, the Fund had entered into an interest rate swap agreement with Citibank whereby the Fund makes bi-annual payments at a fixed rate equal to 3.925% on the notional amount of $7,100,000. In exchange the Fund receives bi-annual payments at a rate equal to the USD-BMA-Municipal Swap Index on the same notional amount. The effective date of the interest rate swap is August 16, 2007. The value of the contract, which terminates on August 16, 2027, is recorded as a receivable for open swap contracts of $12,392 on December 31, 2006.

At December 31, 2006, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) in value of the investments owned at December 31, 2006, as computed on a federal income tax basis, were as follows:

Aggregate cost	$226,808,532
Gross unrealized appreciation	$18,335,972
Gross unrealized depreciation	(7,097)
Net unrealized appreciation	$18,328,875

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Insured Municipal Bond Fund II

By:	/s/ Robert B. MacIntosh
Robert B. MacIntosh
President and Principal Executive Officer
Date:	February 27, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert B. MacIntosh
Robert B. MacIntosh
President and Principal Executive Officer
Date:	February 27, 2007
By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer and Principal Financial Officer
Date:	February 27, 2007